Benefit Payments, which Reflect Expected Future Service Under Contract-Type Corporate Pension Plans (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2016	¥ 12,885
2017	12,513
2018	12,914
2019	12,381
2020	12,326
2021-2025	¥ 65,416